Lessor Accounting (Summary of Lease Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales Type And Direct Financing Leases Income [Abstract]
Revenue at lease commencement	¥ 122,941	¥ 84,895	¥ 92,133
Interest income on lease receivables	20,919	18,351	18,594
Sales-type and direct financing leases income total	143,860	103,246	110,727
Lease income – operating leases	¥ 34,798	¥ 27,122	¥ 23,878
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Variable lease income	¥ 5,606	¥ 5,277	¥ 5,343
Total lease income	¥ 184,264	¥ 135,645	¥ 139,948